4a. Income Taxes (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
State net operating loss carryforward	$ 12,235,000
Operating loss expiration date	Dec. 31, 2030